Other Liabilities - Details of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Liabilities for concessions	$ 67	$ 7	$ 8
Liabilities for contractual claims	49	1	26
Miscellaneous	6	4
Total, other current liabilities	122	12	34
Noncurrent
Liabilities for concessions	8	18	8
Liabilities for contractual claims	104	1	1
Total, other noncurrent liabilities	$ 112	$ 19	$ 9